Share-based compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation
23.	Share-based compensation

58.com Share-based Awards

In March 2010, the Group authorized an employment-related stock incentive plan (the “2010 Plan”). The 2010 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval.
According to the resolutions of the Board of Directors of the Group in April, November 2011 and January 2013, the number of ordinary shares available for issuance under the 2010 Plan was increased to 20,173,225. The majority of options granted under 2010 plan were to be vested over three or four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments.

The Group adopted a share incentive plan (the “2013 Plan”) on September 26, 2013. The 2013 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2013 Plan is 2,800,000 shares as of the date of its adoption. The number of shares reserved for future issuances under the 2013 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, on the first day of each calendar year during the term of the 2013 Plan beginning in 2015, or such lesser number of ordinary shares as determined by the Board of Directors. According to the resolutions of the Board of Directors of the Group in 2015 through 2018, the number of ordinary shares available for issuance under the 2013 Plan was increased to 26,686,700. The options and RSUs granted under the 2013 Plan were generally to be vested over three to five years, the majority of which shall have one fourth (1/4) vested and exercisable upon the first anniversary of the date of grant and the remaining shall vest every six months thereafter in equal installments, or subject to vesting in four equal installments over a period of four years.

As of December 31, 2018, the Group has reserved approximately 7,320,000 ordinary shares available to be granted as share-based awards.

A summary of the Group’s share option activities under the 2010 and 2013 Plan for the years ended December 31, 2016, 2017 and 2018 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	In years	US$
Outstanding as of December 31, 2015	7,028,710	8.05	7.43	175,250
Granted	—
Forfeited and expired	(646,030)	17.08
Exercised	(934,880)	3.38		19,356
Outstanding as of December 31, 2016	5,447,800	7.78	6.39	43,531
Granted	—
Forfeited and expired	(99,344)	15.36
Exercised	(2,403,566)	6.29		45,141
Outstanding as of December 31, 2017	2,944,890	8.74	5.31	79,662
Granted	17,328	0.01
Forfeited and expired	(31,044)	7.03
Exercised	(395,590)	5.28		12,293
Outstanding as of December 31, 2018	2,535,584	9.24	4.42	45,620
Exercisable as of December 31, 2018	2,108,756	7.03	3.96	42,597
Fully vested and expected to vest as of December 31, 2018	11,685,222

The weighted average grant date fair value of options granted for the year ended December 31, 2018 was US$37.86 per share. There were no options granted in 2016 and 2017.

The following table sets forth the summary of RSUs activities for the years ended December 31, 2016, 2017 and 2018:

	Number of	Weighted Average Remaining Contractual	Weighted Average Grant Date
	RSUs	Life	Fair Value
		In years	US$
Unvested as of December 31, 2015	5,773,488	9.51
Granted	3,597,722		24.63
Forfeited	(1,077,996)
Vested	(1,243,076)
Unvested as of December 31, 2016	7,050,138	9.09
Granted	4,381,182		23.53
Forfeited	(2,104,716)
Vested	(1,890,568)
Unvested as of December 31, 2017	7,436,036	8.85
Granted	3,166,236
Forfeited	(813,520)		33.15
Vested	(2,083,858)
Unvested as of December 31, 2018	7,704,894	8.60
Fully vested and expected to vest as of December 31, 2018	17,885,512

As of December 31, 2018, there were a total of RMB1.28 billion unrecognized compensation expenses, adjusted for estimated forfeitures, related to non-vested share-based compensation arrangement under the 2010 and 2013 Plan. The expense is expected to be recognized over a weighted average period of 3.05 years. Total unrecognized compensation expenses may be adjusted for future changes in estimated forfeitures.

Zhuan Zhuan Share-based Awards

In September 2017, Zhuan Zhuan Holding, a subsidiary of the Group, adopted a share incentive plan, or the Zhuan Zhuan 2017 Plan. The Zhuan Zhuan 2017 Plan permits the awards of options, restricted share units and restricted shares. Awards of share rights may be granted under Zhuan Zhuan 2017 Plan to employees and management of Zhuan Zhuan Holding and of any present or future parents or subsidiaries or
VIEs
of
Zhuan Zhuan Holding. The maximum term of any share right granted under the plan is ten years from the grant date. The Zhuan Zhuan 2017 Plan will expire on September 30, 2027.

Share Option awards of Zhuan Zhuan

As of December 31, 2018, Zhuan Zhuan Holding had granted options for the purchase of certain ordinary shares to its employees and management. The options granted to the employees were to be vested over four years, one fourth (1/4) of which shall vest upon the first anniversary of the commencement date and the remaining shall vest every six months thereafter in equal installments. The options granted to management were to be vested over six years, 12.5% of which shall vest upon the second anniversary of the commencement date, 25% each shall vest on the third, fourth and fifth anniversary, respectively and the remaining 12.5% shall vest on the sixth anniversary.

For the options awarded to the employees, the vested options will not be exercisable prior to Zhuan Zhuan Holding’s completion of a qualified IPO, therefore the completion of a qualified IPO is considered to be a performance condition and no compensation expense should be recognized until it becomes probable that the performance condition can be achieved. The options granted to management are exercisable once vested. As a result, the Group had only recognized the compensation expense for the options granted to the management for the years ended December 31, 2018 and recognized no compensation expenses for the options granted to employees.

Restricted Share Units (“RSUs”) awards of Zhuan Zhuan

As of December 31, 2018, Zhuan Zhuan Holding had granted certain RSUs to the employees, for which one fourth (1/4) will become vested upon the first anniversary of the commencement date, and the remaining shall vest every six months thereafter in equal installments. The granted RSUs cannot be settled prior to Zhuan Zhuan Holding’s completion of a qualified IPO. The employees can keep holding the vested RSUs until Zhuan Zhuan Holding completes a qualified IPO or request Zhuan Zhuan Holding to redeem the vested RSUs upon the termination of their employment before they are able to be settled.

Therefore, the award is akin to a tandem award with two components: (i) a cash settled feature at the redemption value; (ii) an equity settled feature as a call option on the vested RSUs. The Group recognized component (i) of this award over the requisite service period as a liability and did not recognize the compensation for component (ii) considering it is subject to the performance condition.

Restricted Share (“RS”) Awards of Zhuan Zhuan

As of December 31, 2018, Zhuan Zhuan Holding had granted certain restricted shares to management of Zhuan Zhuan Holding. The granted restricted shares are to be vested and settled over four years in equal installments. The management has the right to request Zhuan Zhuan Holding to redeem the vested RSs or to keep holding these vested RSs upon the termination of the employment, therefore this award is akin to a tandem award with two components: (i) a cash settled feature at the redemption value; (ii) an equity settled feature as a call option on the vested RSs. The Group recognized component (i) of this award over the requisite service period as liabilities and component (ii) as equities.

For the year ended December 31,
2017 and
2018, the Group recognized
RMB
15.7
million and
RMB32.0 million share-based compensation expenses for Zhuan Zhuan 2017 Plan. As of December 31, 2018, there were a total of RMB207.9 million unrecognized compensation expenses, adjusted for estimated forfeitures, related to non-vested share-based compensation arrangement and arrangements that are subject to performance condition. The expense is expected to be recognized over a weighted average period of 2.86 years. Total unrecognized compensation expenses may be adjusted for future changes in estimated forfeitures and probability of achieving the performance condition.

The Group recognized share-based compensation expenses under 58.com Share-based Awards, and Zhuan Zhuan Holding Share-based awards in total of RMB266.6 million, RMB350.6 million and RMB462.9 million for the years ended December 31, 2016, 2017 and 2018, respectively.